Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Common Stocks – 95.8%
Aerospace & Defense – 2.0%
BWX Technologies Inc	1,100,554	$62,962,694
Auto Components – 1.2%
Aptiv PLC	452,031	39,516,550
Banks – 8.5%
Citizens Financial Group Inc	1,936,309	68,487,249
First Horizon National Corp	2,019,175	32,710,635
M&T Bank Corp	483,808	76,427,150
Prosperity Bancshares Inc	423,096	29,883,270
Regions Financial Corp	2,115,657	33,469,694
Sterling Bancorp/DE	1,656,948	33,238,377
		274,216,375
Capital Markets – 0.9%
Affiliated Managers Group Inc	345,876	28,828,765
Chemicals – 8.4%
Axalta Coating Systems Ltd*	1,451,055	43,749,308
Mosaic Co	1,926,520	39,493,660
NewMarket Corp	140,710	66,427,784
Nutrien Ltd	193,075	9,630,581
Westlake Chemical Corp	617,047	40,428,919
WR Grace & Co	1,078,680	72,012,677
		271,742,929
Commercial Services & Supplies – 3.7%
IAA Inc*	1,277,775	53,321,551
Waste Connections Inc	725,063	66,705,796
		120,027,347
Communications Equipment – 1.1%
F5 Networks Inc*	252,946	35,518,677
Consumer Finance – 1.2%
Discover Financial Services	485,811	39,394,414
Containers & Packaging – 1.7%
Graphic Packaging Holding Co	3,785,779	55,840,240
Electric Utilities – 8.2%
Alliant Energy Corp	1,515,519	81,731,940
Entergy Corp	588,313	69,044,414
Evergy Inc	1,691,348	112,576,123
		263,352,477
Electrical Equipment – 2.0%
AMETEK Inc	291,407	26,756,991
Generac Holdings Inc*	480,366	37,631,872
		64,388,863
Electronic Equipment, Instruments & Components – 0.7%
Avnet Inc	506,882	22,548,646
Energy Equipment & Services – 1.0%
Apergy Corp*	1,218,440	32,958,802
Equity Real Estate Investment Trusts (REITs) – 15.1%
Americold Realty Trust	603,479	22,370,967
Camden Property Trust	202,565	22,486,741
Equity Commonwealth	2,244,069	76,859,363
Equity LifeStyle Properties Inc	775,846	103,653,026
Lamar Advertising Co	990,214	81,128,233
Mid-America Apartment Communities Inc	561,841	73,044,948
Public Storage	232,894	57,121,911
Weyerhaeuser Co	1,822,742	50,489,953
		487,155,142
Food & Staples Retailing – 1.2%
Casey's General Stores Inc	244,576	39,415,868
Food Products – 1.4%
Lamb Weston Holdings Inc	599,661	43,607,348
Health Care Providers & Services – 2.6%
Laboratory Corp of America Holdings*	498,763	83,792,184
Hotels, Restaurants & Leisure – 2.6%
Cedar Fair LP	1,453,655	84,835,306
Industrial Conglomerates – 0.8%
Carlisle Cos Inc	175,649	25,563,955
Information Technology Services – 2.2%
Cognizant Technology Solutions Corp	378,128	22,787,884
Global Payments Inc	300,211	47,733,549
		70,521,433

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – 11.5%
Axis Capital Holdings Ltd	1,360,937	$90,801,717
Globe Life Inc	1,015,113	97,207,221
Hartford Financial Services Group Inc	1,453,998	88,126,819
RenaissanceRe Holdings Ltd	495,304	95,816,559
		371,952,316
Life Sciences Tools & Services – 1.1%
Agilent Technologies Inc	461,933	35,397,926
Machinery – 2.5%
Lincoln Electric Holdings Inc	535,050	46,420,938
Trinity Industries Inc	1,743,637	34,314,776
		80,735,714
Media – 2.0%
Fox Corp - Class B	1,980,501	62,465,002
Mortgage Real Estate Investment Trusts (REITs) – 1.6%
AGNC Investment Corp	3,142,133	50,556,920
Oil, Gas & Consumable Fuels – 2.7%
Cimarex Energy Co	949,942	45,540,219
Valero Energy Corp	492,904	42,015,137
		87,555,356
Semiconductor & Semiconductor Equipment – 0.7%
MKS Instruments Inc	250,775	23,141,517
Software – 4.6%
CDK Global Inc	822,737	39,565,422
Check Point Software Technologies Ltd*	292,133	31,988,563
Citrix Systems Inc	549,176	53,006,468
Synopsys Inc*	165,430	22,705,267
		147,265,720
Textiles, Apparel & Luxury Goods – 1.2%
PVH Corp	440,830	38,894,431
Trading Companies & Distributors – 1.4%
GATX Corp	566,077	43,887,950
Total Common Stocks (cost $2,440,600,579)		3,088,040,867
Repurchase Agreements – 4.2%
Undivided interest of 19.2% in a joint repurchase agreement (principal amount $53,200,000 with a maturity value of $53,202,956) with ING Financial Markets LLC, 2.0000%, dated 9/30/19, maturing 10/1/19 to be repurchased at $10,200,567 collateralized by $54,062,900 in U.S. Treasuries 0% - 2.8750%, 11/19/19 - 8/15/26 with a value of $54,267,039	$10,200,000	10,200,000
Undivided interest of 50.0% in a joint repurchase agreement (principal amount $150,000,000 with a maturity value of $150,009,167) with ING Financial Markets LLC, 2.2000%, dated 9/30/19, maturing 10/1/19 to be repurchased at $75,004,583 collateralized by $152,103,600 in U.S. Treasuries 0% - 2.8750%, 11/19/19 - 11/15/27 with a value of $153,009,380	75,000,000	75,000,000
Undivided interest of 50.0% in a joint repurchase agreement (principal amount $100,000,000 with a maturity value of $100,006,111) with Royal Bank of Canada, NY Branch, 2.2000%, dated 9/30/19, maturing 10/1/19 to be repurchased at $50,003,056 collateralized by $102,789,630 in U.S. Treasuries 0.1250%, 4/15/20 with a value of $102,006,247	50,000,000	50,000,000
Total Repurchase Agreements (cost $135,200,000)		135,200,000
Total Investments (total cost $2,575,800,579) – 100.0%		3,223,240,867
Cash, Receivables and Other Assets, net of Liabilities – 0%		929,274
Net Assets – 100%		$3,224,170,141

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,181,621,723	98.7%
Israel	31,988,563	1.0
Canada	9,630,581	0.3

Total	$3,223,240,867	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,088,040,867	$-	$-
Repurchase Agreements	-	135,200,000	-
Total Assets	$3,088,040,867	$135,200,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.